SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Feb. 05, 2026 USD ($)
MACK Financial Solutions LLC [Member]
Subsequent Event [Line Items]
Aggregate of professional services	$ 12,500
Chief Financial Officer [Member]
Subsequent Event [Line Items]
Payments for professional services	$ 7,500